Accounts receivable, net (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Allowance for doubtful accounts net	$ 557,893	¥ 3,951,391	¥ 8,364,491